LEASE LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF OPERATING LEASE LIABILITIES

Total
Balance at December 31, 2024	$428,021
Interest expense	36,711
Lease payments	(190,857)
Balance at December 31, 2025	273,875
Interest expense	6,742
Lease payments	(47,714)
Balance at March 31, 2026	$232,903

Which consists of:

	March 31, 2026	December 31, 2025
Current lease liability	$125,926	$143,624
Non-current lease liability	106,977	130,251
Ending balance	$232,903	$273,875

SCHEDULE OF OPERATING MATURITY ANALYSIS

Maturity analysis	March 31, 2026	December 31, 2025
Less than one year	$143,889	$165,022
One to three years	114,991	141,519
Total undiscounted lease liabilities	$258,880	$306,541
Amount representing interest	(25,977)	(32,666)
	$232,903	$273,875